Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2012
Allowance for doubtful accounts

5. Allowance for doubtful accounts

Changes in the allowance for accounts receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	2	￦	5	￦	8
Provision for allowances		5		21		6
Reversal of previous provision		—		—		—
Write-offs		(2)		(18)		(5)

Balance at end of year	￦	5	￦	8	￦	9

Changes in the allowance for loan receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	—	￦	—	￦	1,000
Provision for allowances		—		1,000		200
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	￦	—	￦	1,000	￦	1,200

In 2009, the Company entered into an agreement with Naru Entertainment Corp. (“Naru”) to acquire publishing rights of the game in process of being developed by Naru. In 2010, the Company and Naru entered into a loan agreement and terminated the publishing agreement from 2009. Under this arrangement, the Company provided loans to Naru in the amount of ￦1,300 million and recorded it as short-term loans receivable.

In 2011, the Company amended the loan agreement with Naru so that ￦300 million of the loan should be paid by Naru in 2012 from funding provided by a third party, and the rest of the loan, amounting to ￦1,000 million, and its accrued interest at 8% annually, will be paid by revenue sharing payments in the future.

As of December 31, 2012, short-term and long-term loans receivable due from Naru were ￦200 million and ￦1,000 million, respectively. The Company provided bad debt reserve of ￦1,000 million in 2011. Additional reserve of ￦200 million was provided for bad debt in 2012 as Naru reported the closure of business during 2012.